INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries
	Years ended December 31,
	2013	2014	2015

Current income tax expense	$1,040	$1,620	$3,124
Deferred income tax (benefit) expense	(4,999)	4,897	-
Total income tax expense (benefits)	$(3,959)	$6,517	$3,124

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31,
	2014	2015

Current deferred tax assets
Provision for doubtful accounts	$1,545	$2,526
Accrued payroll and welfare	1,394	1,175
Accrued liabilities-current	1,423	2,520
Less valuation allowance	(4,362)	(6,221)
Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Accrued Liabilities-non-current	$5	$6
Excessive advertising fee-non-current	1,073	1,409
Excessive employee education fee-non-current	74	152
Net operating loss carry forwards	52,794	60,571
Less valuation allowance	(53,946)	(62,138)

Non-current deferred tax assets, net	$-	$-

Non-current deferred tax liabilities	$-	$-

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
	Years ended December 31,
	2013	2014	2015

Loss before provision of income tax	$(58,700)	$(12,708)	$(214,585)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(14,675)	(3,177)	(53,646)
Taxable deemed interest income from inter-company interest-free loans	3,952	5,407	5,632
Non-deductible loss and other expenses not deductible for tax purposes	155	1,869	41,114
Effect of income tax exemption of the Company in the Cayman Islands	(4,039)	(17,942)	(27)
Changes in valuation allowance	10,648	20,360	10,051
Income tax expenses (benefits)	$(3,959)	$6,517	$3,124